Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2015
Office furniture and equipment [Member] | Maximum [Member]
Schedule of property and equipment on a straight-line basis over the useful life of the assets
Property and equipment useful life of assets at annual rates	20.00%
Office furniture and equipment [Member] | Minimum [Member]
Schedule of property and equipment on a straight-line basis over the useful life of the assets
Property and equipment useful life of assets at annual rates	7.00%
Computer, peripheral equipment and software [Member]
Schedule of property and equipment on a straight-line basis over the useful life of the assets
Property and equipment useful life of assets at annual rates	33.00%
Machinery and equipment [Member]
Schedule of property and equipment on a straight-line basis over the useful life of the assets
Property and equipment useful life of assets at annual rates	15.00%
Leasehold improvements [Member]
Schedule of property and equipment on a straight-line basis over the useful life of the assets
Property and equipment useful life of assets at annual rates	0.00% [1]

[1]	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.